SCHEDULE OF STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOW (Details) - White River Holdings Corp [Member] - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Restructuring Cost and Reserve [Line Items]
Future gross revenue	$ 12,801,590	$ 17,838,848
Less: Future production tax expense	(594,245)	(1,181,379)
Future gross revenue after production taxes	12,207,345	16,657,469
Less: Future operating costs	(4,377,768)	(5,057,721)
Less: Ad Valorem Taxes	(147,049)	(159,814)
Less: Development costs	(373,074)	(870,357)
Future net income (loss) before taxes	7,309,454	10,569,577
10% annual discount for estimated timing of cash flows	(2,460,231)	(3,346,198)
Standardized measure of discounted future net cash flows (PV10)	$ 4,849,223	$ 7,223,379	$ (88,308)